5. Marketable securities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Marketable securities		R$ 658,328	R$ 790,070
Current portion		(654,479)	(784,841)
Non-current portion		3,849	5,229
FUNCINE [Member]
Disclosure of financial assets [line items]
Marketable securities	[1]	3,849	5,229
Fundo Soberano [Member]
Disclosure of financial assets [line items]
Marketable securities	[2]	7,329	14,472
FIC - Government Securities [Member]
Disclosure of financial assets [line items]
Marketable securities	[3]	179,390	292,708
FIC - Repo Transactions [Member]
Disclosure of financial assets [line items]
Marketable securities	[3],[4]	216,196	289,352
Financial Bills [Member]
Disclosure of financial assets [line items]
Marketable securities	[3]	105,857	96,868
Other [Member]
Disclosure of financial assets [line items]
Marketable securities	[3],[5]	R$ 145,707	R$ 91,441

[1]	In December 2017, in order to use the tax benefit of deductibility for income and social contribution tax purposes the Company invested the amount of R$3 million in the National Film Industry Financing Fund ("FUNCINE"). In 2018, the Company opted to make new investments in FUNCINE in the months of October and December in the total amount of R$2.4 million. In June 2019, the Company made new investments in the amount of R$2.2 million. The average remuneration in 2019 of FUNCINE was 9.18%.
[2]	"Fundo Soberano" includes federal securities only. The average remuneration in 2019 was 97.62% of the variation of the CDI rate.
[3]	In August 2017, the Company invested in open-ended Investment Funds in Units ("FICs"). The Funds are mostly made up of government securities and instruments of first-tier financial institutions. In 2018, the average yield of FICs was 100.81% of the variation of the CDI rate.
[4]	"Repo Transactions" are securities issued by banks with a commitment to repurchase within one day at pre-established rates. These repo transactions are backed by federal government bonds and are used by the fund with the purpose of remunerating the capital available in cash.
[5]	Represented by: Debentures, FIDC, Trade Bills, Promissory Notes, Bank Credit Notes.